Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Cash payments for operating leases	$4,139	$7,955	$11,765	$11,752
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$—	$—	$50,611

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2024 were as follows:

2024
2025	$3,017
2026	2,499
2027	2,551
2028	2,541
2029	2,537
Thereafter	5,137
Total future lease payments	18,282
Less: Imputed interest	2,718
Total lease liability balance	$15,564